Income Tax (Details Textual) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)
Income Tax (Textual) [Abstract]
Unrecognized Tax Benefits	$ 5.5	€ 4.2
Recognized Tax liability			$ 4.7	€ 3.4